Fair value of financial instruments (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013		Dec. 31, 2012		Dec. 31, 2011
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total trading assets	$ 0		$ 5,265
Total securities available-for-sale	334,368		183,017
Investment funds	118,661		105,888
Total derivative financial instruments used for hedging - receivable	15,217	[1]	19,239	[1]	4,159
Total assets at fair value	468,246		313,409
Total trading liabilities	72		32,304
Total derivative financial instruments used for hedging - payable	8,572	[1]	11,747	[1]
Total liabilities at fair value	8,644		44,051
Sovereign Debt [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total trading assets			5,146
Total securities available-for-sale	156,200		165,631
Cross Currency Interest Rate Contract [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total trading assets			49
Total derivative financial instruments used for hedging - receivable	9,175		10,858
Total trading liabilities	7		32,182
Total derivative financial instruments used for hedging - payable	6,834		4,688
Corporate Debt Securities [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total securities available-for-sale	178,168		17,386
Interest Rate Swap [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total derivative financial instruments used for hedging - receivable	5,018		8,319
Total trading liabilities	65		100
Total derivative financial instruments used for hedging - payable	1,646		6,600
Foreign Exchange Forward [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total trading assets			50
Total derivative financial instruments used for hedging - receivable	1,024		62
Total trading liabilities			22
Total derivative financial instruments used for hedging - payable	92		459
Future [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total trading assets			20
Fair Value, Inputs, Level 1 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total trading assets			5,215
Total securities available-for-sale	334,368		182,741
Investment funds	0		0
Total derivative financial instruments used for hedging - receivable	0		0
Total assets at fair value	334,368		187,956
Total trading liabilities	0		0
Total derivative financial instruments used for hedging - payable	0		0
Total liabilities at fair value	0		0
Fair Value, Inputs, Level 1 [Member] | Sovereign Debt [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total trading assets			5,146
Total securities available-for-sale	156,200		165,355
Fair Value, Inputs, Level 1 [Member] | Cross Currency Interest Rate Contract [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total trading assets			49
Total derivative financial instruments used for hedging - receivable	0		0
Total trading liabilities	0		0
Total derivative financial instruments used for hedging - payable	0		0
Fair Value, Inputs, Level 1 [Member] | Corporate Debt Securities [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total securities available-for-sale	178,168		17,386
Fair Value, Inputs, Level 1 [Member] | Interest Rate Swap [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total derivative financial instruments used for hedging - receivable	0		0
Total trading liabilities	0		0
Total derivative financial instruments used for hedging - payable	0		0
Fair Value, Inputs, Level 1 [Member] | Foreign Exchange Forward [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total trading assets			0
Total derivative financial instruments used for hedging - receivable	0		0
Total trading liabilities			0
Total derivative financial instruments used for hedging - payable	0		0
Fair Value, Inputs, Level 1 [Member] | Future [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total trading assets			20
Fair Value, Inputs, Level 2 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total trading assets			50
Total securities available-for-sale	0		276
Investment funds	118,661		105,888
Total derivative financial instruments used for hedging - receivable	15,217		19,239
Total assets at fair value	133,878		125,453
Total trading liabilities	72		32,304
Total derivative financial instruments used for hedging - payable	8,572		11,747
Total liabilities at fair value	8,644		44,051
Fair Value, Inputs, Level 2 [Member] | Sovereign Debt [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total trading assets			0
Total securities available-for-sale	0		276
Fair Value, Inputs, Level 2 [Member] | Cross Currency Interest Rate Contract [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total trading assets			0
Total derivative financial instruments used for hedging - receivable	9,175		10,858
Total trading liabilities	7		32,182
Total derivative financial instruments used for hedging - payable	6,834		4,688
Fair Value, Inputs, Level 2 [Member] | Corporate Debt Securities [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total securities available-for-sale	0		0
Fair Value, Inputs, Level 2 [Member] | Interest Rate Swap [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total derivative financial instruments used for hedging - receivable	5,018		8,319
Total trading liabilities	65		100
Total derivative financial instruments used for hedging - payable	1,646		6,600
Fair Value, Inputs, Level 2 [Member] | Foreign Exchange Forward [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total trading assets			50
Total derivative financial instruments used for hedging - receivable	1,024		62
Total trading liabilities			22
Total derivative financial instruments used for hedging - payable	92		459
Fair Value, Inputs, Level 2 [Member] | Future [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total trading assets			0
Fair Value, Inputs, Level 3 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total trading assets			0
Total securities available-for-sale	0		0
Investment funds	0		0
Total derivative financial instruments used for hedging - receivable	0		0
Total assets at fair value	0		0
Total trading liabilities	0		0
Total derivative financial instruments used for hedging - payable	0		0
Total liabilities at fair value	0		0
Fair Value, Inputs, Level 3 [Member] | Sovereign Debt [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total trading assets			0
Total securities available-for-sale	0		0
Fair Value, Inputs, Level 3 [Member] | Cross Currency Interest Rate Contract [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total trading assets			0
Total derivative financial instruments used for hedging - receivable	0		0
Total trading liabilities	0		0
Total derivative financial instruments used for hedging - payable	0		0
Fair Value, Inputs, Level 3 [Member] | Corporate Debt Securities [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total securities available-for-sale	0		0
Fair Value, Inputs, Level 3 [Member] | Interest Rate Swap [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total derivative financial instruments used for hedging - receivable	0		0
Total trading liabilities	0		0
Total derivative financial instruments used for hedging - payable	0		0
Fair Value, Inputs, Level 3 [Member] | Foreign Exchange Forward [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total trading assets			0
Total derivative financial instruments used for hedging - receivable	0		0
Total trading liabilities			0
Total derivative financial instruments used for hedging - payable	0		0
Fair Value, Inputs, Level 3 [Member] | Future [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total trading assets			$ 0

[1]	The fair value of assets and liabilities is reported within the derivative financial instruments used for hedging - receivable and payable lines in the consolidated balance sheets, respectively.